Baird Funds, Inc.

                          Baird Intermediate Bond Fund
                              Baird Core Bond Fund
                            Baird Aggregate Bond Fund
                           Baird Short-Term Bond Fund
                     Baird Intermediate Municipal Bond Fund


                                 March 30, 2001

 Supplement to the Statement of Additional Information Dated September 26, 2000


The sentence following the asterisk at the bottom of Page 1 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

"Neither the Institutional Class nor the Investor Class of the Baird Short-Term Bond Fund is presently being offered to investors."